Document and Entity Information	12 Months Ended
Dec. 31, 2015 shares
Document And Entity Information [Abstract]
Entity Registrant Name	ASML HOLDING NV
Trading Symbol	ASML
Entity Central Index Key	0000937966
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Type	20-F
Document Period End Date	Dec. 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding	427,986,682
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes